Financial instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Financial instruments	Financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 “Financial Instruments”.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
June 30, 2021	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	1.0	9.3	—	10.3
Trade receivables	129.3	—	—	—	129.3
Cash and cash equivalents	772.1	—	—	—	772.1
Liabilities
Derivative financial instruments	—	(0.2)	(81.9)	—	(82.1)
Trade and other payables excluding non-financial liabilities	—	—	—	(497.1)	(497.1)
Loans and borrowings	—	—	—	(2,132.1)	(2,132.1)
Total	901.4	0.8	(72.6)	(2,629.2)	(1,799.6)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €195.6 million.

Loans and borrowings includes €65.5 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

The Company has entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement. There were no derecognized trade receivables at the period end (December 31, 2020: nil).

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2020	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	2.9	19.8	—	22.7
Trade receivables	141.2	—	—	—	—	141.2
Cash and cash equivalents	393.2	—	—	—	—	393.2
Short-term investments	—	25.0	—	—	—	25.0
Liabilities
Derivative financial instruments	—	—	(0.2)	(124.8)	—	(125.0)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(601.1)	(601.1)
Loans and borrowings	—	—	—	—	(1,765.7)	(1,765.7)
Total	534.4	25.0	2.7	(105.0)	(2,366.8)	(1,909.7)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €200.5 million.
Loans and borrowings includes €70.4 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.
The Company has determined that the carrying amount of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.
Derivative financial instruments
The financial instruments are not traded in an active market and so the fair value of these instruments is determined from the implied forward rate. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 “Fair value measurement”.
Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”. For the six months ended June 30, 2021, the Company recognized an impairment charge of €12.4 million related to its short-term investments. The impairment charge was recognized due to a reassessment and evaluation of the observable inputs used in the valuation of the investment indicating that the full amount is likely not to be recovered. It is reasonably possible that changes in observable inputs can lead to recoveries of the investment in the future.
Interest bearing loans and borrowings

The fair value of the senior secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the period end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.

On June 24, 2021, the Company through its indirect, wholly-owned subsidiary, Nomad Foods Bondco Plc, repaid the senior secured notes due 2024 and completed a private offering of $750 million aggregate principal amount of 2.5% senior secured notes due June 24, 2028 (the “Notes”). Interest on the Notes accrued from the date of issue, payable semi-annually in arrears on January 15 and July 15, commencing on January 15, 2022. The Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof. This transaction was accounted for as an extinguishment of the existing Notes and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income. On the new Notes, eligible transaction costs of approximately €4.0 million were capitalized and will be amortized over the life of the debt.
Subsequent to the date of these interim financial statements, on July 9, 2021, the Company announced that Nomad Foods BondCo Plc, an indirect, wholly-owned subsidiary of the Company, has completed its private offering of €50.0 million aggregate principal amount of additional 2.5% senior secured notes due 2028, representing a tack-on to the €750.0 million aggregate principal amount of senior secured notes due 2028 issued on June 24, 2021 and issued at a price of €100.75.

On June 24, 2021, the Company amended and restated the Senior Facilities Agreement to refinance its existing €553.2 million senior secured term loan facility through a new 7-year term facility due 2028 (the "Senior EUR Loan"), paying interest at a rate equal to the applicable rate plus 2.5%. This transaction was accounted for as an extinguishment of the existing debt and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income. On the new Senior EUR Loan, eligible transaction costs of approximately €3.8 million were capitalized and will be amortized over the life of the debt.

Under the refinancing, the existing revolving credit facility of €80 million was also replaced with a new €175 million facility (the "Revolving Credit Facility") with an applicable margin of 2.25% per annum, which includes a leverage ratchet, available until June 24, 2026 and may be utilized to support working capital requirements, including letters of credit and bank guarantees. The structure of the revolving credit facility now also includes a pricing structure linked to environmental impact metrics during the life of the facility, and by doing so demonstrates further commitment to the Company’s sustainability strategy by incorporating ESG target KPIs covering areas of sourcing, packaging and carbon emissions.

The Company continues to have outstanding senior USD loan of $916.4 million (€770.3 million) (the “Senior USD Loan”). The Senior USD Loan is repayable on May 15, 2024. The Senior USD Loan requires a repayment of $9.6 million (€8.1 million) in May each year until maturity. Furthermore, as part of the Senior Loan structure, the Company is additionally required to undertake an annual excess cash flow calculation whereby additional principal could be paid.

The Company uses cross currency interest rate swaps (“CCIRS”) to convert $916.4 million of floating rate Senior USD Loans into €827.8 million of EUR denominated debt with a fixed rate of interest, designated as a cash flow hedge. Additional CCIRS have been entered into that receive €303.4 million with fixed interest flows and pays £255.4 million with fixed interest flows. £217.9 million of these swaps have been designated as a net investment hedge of the Company's investments in Pound Sterling. Hedging instruments mirror the annual amortization payments made under the loans and are adjusted for repayments made under the annual excess cash flow calculation.

As of June 30, 2021, the CCIRS were due to expire on May 15, 2022 and have been classified as current assets or liabilities in the Statement of Financial Position. Subsequent to this, on July 29, 2021 the Company extended its CCIRS that are used to hedge the foreign currency and interest rate risk on the current Senior Secured USD Term Loan from May 15, 2022 to May 15, 2024. As part of the transaction, CCIRS contracts which were used as a net investment hedge of the Company’s investments in Pound Sterling have been extinguished.

The Senior Loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.

	Fair value		Carrying value
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	€m	€m	€m	€m
Senior EUR/USD loans	1,324.8	1,300.4	1,316.5	1,295.1
Other external debt	0.1	0.2	0.1	0.2
2024 fixed rate senior secured notes	—	405.8	—	400.0
2028 fixed rate senior secured notes	757.5	—	750.0	—
Less deferred borrowing costs	—	—	(10.2)	(6.9)
	2,082.4	1,706.4	2,056.4	1,688.4